Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions
Note 17 - Related Party Transactions
The aggregate value of transactions and outstanding balances relating to key management personnel and directors for the year ended December 31, 2023 was as follows:

	Salary and fees	Share-based Payments	Total
Management	$844	$526	$1,370
Outside directors	624	471	1,095
Seabord Management Corp.*	302	-	302
Total	$1,770	$997	$2,767
*Seabord Management Corp. ("Seabord") is a management services company partially owned by the CFO and Chairman of the Board of Directors of the Company. Seabord provides accounting and administration staff, and office space to the Company. Neither the CFO nor Chairman receive direct compensation from Seabord.
The aggregate value of transactions and outstanding balances relating to key management personnel and directors for the year ended December 31, 2022 was as follows:

	Salary and fees	Share-based Payments	Total
Management	$868	$882	$1,750
Outside directors	601	741	1,342
Seabord Management Corp.*	285	-	285
Total	$1,754	$1,623	$3,377
*Seabord Management Corp. ("Seabord") is a management services company partially owned by the CFO and Chairman of the Board of Directors of the Company. Seabord provides accounting and administration staff, and office space to the Company. Neither the CFO nor Chairman receive direct compensation from Seabord.
During the year ended December 31, 2023, the Company advanced $750 to Rawhide Acquisition Holdings ("Rawhide"), a Company which EMX had an equity interest in. Of the total amount advanced, $600 was issued as a promissory note, secured against certain mining equipment of Rawhide (the "Collateral") listed for sale. The note bears interest at 6% compounded annually and matures on the date which is three business days after the proceeds covering the full amount of the loan are received by Rawhide from the sale or disposition of the Collateral. As at December 31, 2023 the Company had received $500 as partial repayment of the loan receivable and wrote off the remaining balance of the loan receivable to $Nil.